Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current Assets:
Cash	$ 130,337	$ 49,864
Restricted cash	15,603
Accounts receivable		17,537
Inventories		8,747
Advances to suppliers	21,461	507,725
TOTAL ASSETS	167,401	583,873
Current Liabilities:
Accounts payable	396	5,017
Payroll payable	11,950	14,156
Taxes payable	4,400	5,207
Other payables	36,030	80,589
Total Current Liabilities	249,044	655,648
Commitments and Contingencies
Stockholders’ Equity:
Common Stock, No par value, 100,000,000 shares authorized; 45,518,000 shares issued and outstanding as of June 30, 2026 and December 31, 2025
Additional paid-in capital	607,200	607,200
Accumulated deficits	(707,565)	(699,689)
Other comprehensive loss	18,722	20,714
Total Stockholders’ Equity	(81,643)	(71,775)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	167,401	583,873
Nonrelated Party [Member]
Current Liabilities:
Advance from customers		12,955
Related Party [Member]
Current Liabilities:
Due to related parties	$ 196,268	$ 537,724